Cash generated from operations	12 Months Ended
Dec. 31, 2025
Cash generated from operations [Abstract]
Cash generated from operations
25	Cash generated from operations

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Loss before income tax	(55,058)	(1,347)	(24,719)
Adjustments for:
Finance income	(78)	(404)	(138)
Finance costs	14,474	8,717	8,749
Amortisation of intangible assets (Note 15)	574	627	594
Depreciation of property, plant and equipment (Note 12)	65,323	65,337	58,294
Loss on disposal of property, plant and equipment	1,981	4,060	5,428
Gain on early termination of lease	—	—	(6,851)
Fair value loss of investment properties	154	(12,147)	31
Fair value loss of convertible note	116	—	—
Convertible note convert into shares	(20,420)	—	—
Share-based payment	7,514	—	—
Expire of convertible note	—	1,817	—
Impairment for goodwill	—	—	500
Loss on disposal of associates	220	—	—
Loss on disposal of subsidiaries (Note 26)	4,860	—	—
Loss on liquidation of subsidiaries	373	—	—
Loss on ceased operation of subsidiaries	813	2,106	7,196
	20,846	68,766	49,084
Changes in working capital:
- Inventories	12,272	674	(3,979)
- Trade receivables	(3,966)	1,115	1,597
- Other receivables, deposits and prepayments	3,088	(1,251)	(21,080)
- Restricted bank balances	—	(1,012)	(4,090)
- Trade payables	28,019	5,971	(12,189)
- Accruals, other payables and provisions	(9,283)	5,040	(12,746)
- Contract liabilities	23,330	889	(7,415)
Cash flow from operating activities	74,306	80,192	(10,818)

This section sets out an analysis of net debt and the movements in net debt for the years:

	Liabilities from financing activities
			Lease	Lease
	Borrowing	Borrowing	liabilities	liabilities
	due within	due after	due within	due after
	1 year	1 year	1 year	1 year	Total
Net debt	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at 1 January 2023	(172,766)	(29,110)	(27,352)	(99,304)	(328,532)
Cash flows	98,833	(2,300)	(11,318)	5,906	91,121
As at 31 December 2023	(73,933)	(31,410)	(38,670)	(93,398)	(237,411)
As at 1 January 2024	(73,933)	(31,410)	(38,670)	(93,398)	(237,411)
Cash flows	1,718	17,687	4,522	26,556	50,483
As at 31 December 2024	(72,215)	(13,723)	(34,148)	(66,842)	(186,928)
As at 1 January 2025	(72,215)	(13,723)	(34,148)	(66,842)	(186,928)
Cash flows	(58,314)	—	45,579	—	(12,735)
Non-cash	1,448	(1,448)	(43,427)	(55,938)	(99,365)
As at 31 December 2025	(129,081)	(15,171)	(31,996)	(122,780)	(299,028)

Non-cash items mainly arise from new lease recognition and early lease termination.